Share-Based Payments - Summary of Shares Granted under Restricted Share Arrangements (Detail) - Restricted shares [member] Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,785	2,907
Weighted average fair value	£ 8.09	£ 7.55
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	1,435	2,035
Weighted average fair value	£ 8.49	£ 7.45